Schedule of deferred tax assets and liabilities (Details) (Parenthetical) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Valuation allowance on all deferred tax assets increased	$ 112,488	$ 42,755